MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND   TWO WORLD TRADE CENTER,
INC.                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998

DEAR SHAREHOLDER:

The fiscal year ended October 31, 1998, concluded with mixed results overall for the European region. There was evidence of a marked improvement in the economic environment across continental Europe, despite the negative drag of emerging market crises in Asia, Latin America and Russia. In addition, the period saw growing evidence of a slowdown in the economic cycle of the United Kingdom.

Continental European economies experienced a largely stable period of recovery and growth. In the core economies of France and Germany, subdued but recovering domestic consumption was offset by strong export growth, aided by weakness of the deutsche mark relative to the U.S. dollar. In southern Europe, particularly Italy and Spain, domestic consumption was boosted by falling interest rates and buoyant investment demand. Inflation across Europe remained low and stable throughout the period, reflecting relatively high levels of unemployment and excess industrial capacity.

In the United Kingdom, robust consumer demand during the first part of the year contributed to growing inflationary pressure and led to successive increases in interest rates. However, the consequent strength of the pound, combined with a slowdown in the emerging economies, had a negative impact on the U.K.'s exporters and its manufacturing sector. This effect contributed to a slowdown in consumer demand during the second half of the year. After repeated calls for a reduction in interest rates, the Bank of England eventually cut rates in September following an earlier Federal Reserve move.

Other than the turbulence in the emerging markets, the key factor in both economics and politics during the year was preparation for European Monetary Union (EMU). The 11 first-wave members of EMU -- Germany, France, Italy, Spain, the Netherlands, Belgium, Austria, Luxembourg, Portugal, Ireland and Finland -- were selected in May. Economic policy for most European countries during the year was

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

driven by meeting the Maastricht treaty criteria for membership. This criteria required tight fiscal policies with strict controls on government spending, together with disciplined monetary policies designed to ensure the convergence of short-term interest rates. Hence, while interest rates remained largely stable in Germany and France, where domestic economies remained subdued, rates in Italy and Spain were cut sharply during the year, stimulating strong growth and some inflationary pressure.

MARKET OVERVIEW

In equity market terms, the fiscal year ended October 31, 1998 saw volatile performance. In the nine months to July, European equity markets delivered extremely strong returns, boosted by recovering domestic demand, falling interest rates and low inflation. In this environment, sectors with a close correlation to GDP growth, such as consumer goods, media and publishing, and telecommunications industries, fared best. However, the European equity markets fell sharply in August and September, undermined by the problems in the emerging markets. Companies and sectors exposed to the emerging markets were the worst hit, with some stocks falling nearly 50 percent from the highs reached in July. The uncertainty of the outlook for the emerging markets, together with political concerns in the United States, resulted in high volatility and low liquidity. By October, however, the markets had bounced back strongly, regaining some of the ground lost in the earlier sharp falls.

PERFORMANCE AND PORTFOLIO COMPOSITION

In this mixed environment, Morgan Stanley Dean Witter European Growth Fund's Class B shares produced a total return of 15.67 percent versus 13.78 percent for the Morgan Stanley Capital International (MSCI) World Index and 15.45 percent for the Lipper European Region Funds Average. For the same period, the Fund's Class A, C and D shares had total returns of 16.50 percent, 15.57 percent and
18.12 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

During the second half of the year, the Fund's overall performance was tempered by the ongoing slowdown in Southeast Asia and Latin America and the Russian crisis. These events triggered a sharp correction in the European equity markets in August and September. The sectors most sensitive to a downturn in the emerging economies, such as steel, forestry, chemicals and technology, were sharply penalized. Banking and financial stocks, where the portfolio's weighting had been increased toward a neutral position, were also hit in August and September following the Russian crisis. The crisis in emerging markets also triggered a marked increase in European market volatility

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

and outperformance by stocks and sectors perceived as defensive, such as utilities and telecommunications. The portfolio's focus on growth stocks, which have historically offered a more attractive combination of valuation and earnings growth, had a negative impact on Fund performance during the second half of the year, because the markets came to see many of these stocks as vulnerable to a slowdown in economic growth.

OUTLOOK

The near-term outlook for the European equity markets also remains uncertain. We believe that in this environment equity investors will probably continue to pay a premium for solid, visible earnings growth. The portfolio's holdings have therefore been tilted toward more defensive sectors such as telecommunications and pharmaceuticals.

In the short to medium-term, the prospects for the European equity markets remain uncertain. Although the markets rallied strongly during October, this bounce seems to have been more sentiment driven than a sign of any major improvement in outlook. We expect that concerns of a further deterioration in the emerging economies, which would affect corporate earnings and reduce European growth, will continue to weigh on the region's markets.

Despite these uncertainties, however, the overall long-term outlook for the European equity markets remains fairly reassuring, supported by positive economic fundamentals. Although the slowdown in other regions has reduced the forecasted European growth, GDP for the region is still expected to grow by some 2 percent in the coming year. These growth projections have been buoyed by strong domestic demand in a number of countries (particularly France, Italy and Spain), which should offset slower exports from the region. Ongoing interest-rate cuts in Spain, Italy and Portugal as part of the EMU convergence process should also support growth.

NEW SUB-ADVISER APPROVED

During the period under review, the Fund's Board of Trustees approved the selection of Morgan Stanley Asset Management Inc. (MSAM), an affiliate of Morgan Stanley Dean Witter Advisors Inc., to

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

act as sub-adviser to the Fund. The new sub-advisory agreement was approved by shareholders at a special meeting held on August 18, 1998, and is expected to take effect on December 1, 1998. The results of the vote are as follows:

For........................................                   50,230,967
Against....................................                    1,695,969
Abstain....................................                    7,350,432

MSAM, like MSDW Advisors Inc., is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of three primary businesses -- securities, asset management and credit services. The firm serves in various portfolio management and similar capacities to investment companies and pension plans and other institutional and individual investors. MSAM replaces Morgan Grenfell Investment Services Limited as the Fund's sub-adviser and, going forward, will provide the Fund with investment advice and portfolio management relating to the Fund's investments, subject to the overall supervision of Morgan Stanley Dean Witter Advisors, the Fund's Investment Manager.

We appreciate your ongoing support of Morgan Stanley Dean Witter European Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
--------------------------
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND
FUND PERFORMANCE OCTOBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000 -- CLASS B
       ($ in Thousands)

                                      FUND    MSCI(4)   LIPPER(5)
June-90                            $10,000    $10,000     $10,000
October-1990                        $9,230     $8,742      $8,749
October-1991                        $9,345     $9,021      $9,011
October-1992                        $9,129     $9,212      $8,583
October-1993                       $12,688    $11,492     $10,839
October-1994                       $14,643    $12,170     $12,160
October-1995                       $17,108    $13,000     $19,421
October-1996                       $20,918    $14,885     $15,824
October-1997                       $24,976    $17,265     $19,205
October-1998                    $28,891(3)    $19,644     $22,172

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
               CLASS B SHARES**                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
1 Year                      15.67%(1)    10.67%(2)   1 Year                      16.50%(1)    10.38%(2)
5 Years                     17.93(1)     17.72(2)    Since Inception (7/28/97)   12.02(1)      7.33(2)
Since Inception (6/1/90)    13.44(1)     13.44(2)

               CLASS C SHARES++                                      CLASS D SHARES++
-----------------------------------------------       -----------------------------------------------
1 Year                      15.57%(1)    14.57%(2)    1 Year                     18.12%
Since Inception (7/28/97)   11.17(1)     11.17(2)     Since Inception (7/28/97)  13.31

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on October 31, 1998.
 (4) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand and the Far East. The Index does not include any expenses, fees or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper European Region Funds Average tracks the performance of the funds which primarily invest in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region as reported by Lipper Analytical Services.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum front-end sales charge for Class A shares is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 ++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (97.4%)
            DENMARK (0.8%)
            MAJOR PHARMACEUTICALS
   149,180  Novo-Nordisk AS (Series B)..........................................................  $   17,440,876
                                                                                                  --------------
            FINLAND (2.2%)
            PAPER
       200  UPM-Kymmene Oyj.....................................................................           4,793
                                                                                                  --------------
            TELECOMMUNICATION EQUIPMENT
   495,000  Nokia Oyj (A Shares)................................................................      45,135,132
                                                                                                  --------------
            TOTAL FINLAND.......................................................................      45,139,925
                                                                                                  --------------
            FRANCE (16.0%)
            BROADCASTING
   173,657  Societe Television Francaise 1......................................................      28,742,969
                                                                                                  --------------
            CONSUMER SPECIALITIES
   237,004  Societe BIC S.A.....................................................................      14,614,314
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING
   130,203  Compagnie de Saint-Gobain...........................................................      19,296,985
                                                                                                  --------------
            ELECTRICAL PRODUCTS
   248,808  Alcatel.............................................................................      27,768,450
                                                                                                  --------------
            FOOD CHAINS
    35,051  Carrefour S.A.......................................................................      23,307,085
   207,051  Etablissements Economiques du Casino Guichard-Perrachon S.A.........................      20,644,250
                                                                                                  --------------
                                                                                                      43,951,335
                                                                                                  --------------
            HOTELS/RESORTS
   135,150  Accor S.A...........................................................................      28,436,985
                                                                                                  --------------
            INTEGRATED OIL COMPANIES
   107,595  Elf Aquitaine S.A...................................................................      12,473,827
   186,540  Total S.A. (B Shares)...............................................................      21,558,902
                                                                                                  --------------
                                                                                                      34,032,729
                                                                                                  --------------
            MAJOR BANKS
   394,571  Banque Nationale de Paris...........................................................      25,034,624
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
   263,561  Sanofi S.A..........................................................................      41,342,529
                                                                                                  --------------
            MULTI-LINE INSURANCE
   330,000  Axa*................................................................................      37,365,451
                                                                                                  --------------

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            MULTI-SECTOR COMPANIES
   285,467  Lagardere S.C.A.....................................................................  $   11,508,649
                                                                                                  --------------
            SEMICONDUCTORS
   210,000  STMicroelectronics*.................................................................      12,873,447
                                                                                                  --------------
            SPECIALTY CHEMICALS
   580,000  Rhodia S.A.*........................................................................       9,673,115
                                                                                                  --------------

            TOTAL FRANCE........................................................................     334,641,582
                                                                                                  --------------

            GERMANY (11.2%)
            APPAREL
     6,938  Hugo Boss AG (Pref.)................................................................      10,826,855
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING
   379,442  Mannesmann AG.......................................................................      37,409,452
                                                                                                  --------------
            MAJOR BANKS
   423,185  Bayerische Vereinsbank AG...........................................................      33,659,244
   494,833  Dresdner Bank AG....................................................................      19,304,862
                                                                                                  --------------
                                                                                                      52,964,106
                                                                                                  --------------
            MAJOR CHEMICALS
   545,154  Hoechst AG..........................................................................      22,817,793
                                                                                                  --------------
            MEDICAL/NURSING SERVICES
       452  Rhoen-Klinikum AG...................................................................          45,110
       534  Rhoen-Klinikum AG (Pref.)...........................................................          54,908
                                                                                                  --------------
                                                                                                         100,018
                                                                                                  --------------
            MOTOR VEHICLES
    23,200  Bayerische Motoren Werke (BMW) AG...................................................      16,375,975
   436,690  Volkswagen AG.......................................................................      32,884,477
                                                                                                  --------------
                                                                                                      49,260,452
                                                                                                  --------------
            MULTI-LINE INSURANCE
   104,444  Allianz AG (Reg)....................................................................      35,882,291
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
   443,034  Veba AG.............................................................................      24,787,180
                                                                                                  --------------

            TOTAL GERMANY.......................................................................     234,048,147
                                                                                                  --------------

            ITALY (4.8%)
            BROADCASTING
 3,608,156  Mediaset SpA*.......................................................................      22,917,859
                                                                                                  --------------
            HOME FURNISHINGS
   249,634  Industrie Natuzzi SpA (ADR).........................................................       4,540,218
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            MAJOR BANKS
 9,278,116  Banca di Roma*......................................................................  $   16,229,610
 2,930,000  Unicredito Italiano SpA.............................................................      15,770,031
                                                                                                  --------------
                                                                                                      31,999,641
                                                                                                  --------------
            TELECOMMUNICATIONS
 5,670,733  Telecom Italia SpA..................................................................      41,099,808
                                                                                                  --------------
            TOTAL ITALY.........................................................................     100,557,526
                                                                                                  --------------
            NETHERLANDS (10.8%)
            BOOKS/MAGAZINE
   891,730  Ver Ned Uitgev Ver Bezit NV.........................................................      30,867,944
                                                                                                  --------------
            DIVERSIFIED ELECTRONIC PRODUCTS
   540,313  Philips Electronics NV..............................................................      28,778,862
                                                                                                  --------------
            DIVERSIFIED FINANCIAL SERVICES
   728,705  ING Groep NV........................................................................      35,298,967
                                                                                                  --------------
            E.D.P. SERVICES
   430,000  Getronics NV........................................................................      17,857,143
                                                                                                  --------------
            FOOD CHAINS
 1,084,325  Koninklijke Ahold NV................................................................      36,082,190
                                                                                                  --------------
            INTEGRATED OIL COMPANIES
   471,854  Royal Dutch Petroleum Co............................................................      22,806,361
                                                                                                  --------------
            LIFE INSURANCE
   419,853  Aegon NV............................................................................      36,468,852
                                                                                                  --------------
            TELECOMMUNICATIONS
   490,000  Koninklijke KPN NV..................................................................      19,062,265
                                                                                                  --------------

            TOTAL NETHERLANDS...................................................................     227,222,584
                                                                                                  --------------
            SPAIN (4.3%)
            MAJOR BANKS
 1,909,509  Banco Bilbao Vizcaya, S.A...........................................................      25,795,003
   282,996  Banco Popular Espanol S.A...........................................................      17,504,907
                                                                                                  --------------
                                                                                                      43,299,910
                                                                                                  --------------
            TELECOMMUNICATIONS
 1,059,532  Telefonica S.A......................................................................      47,910,583
                                                                                                  --------------

            TOTAL SPAIN.........................................................................      91,210,493
                                                                                                  --------------

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

            SWEDEN (8.4%)
            CLOTHING/SHOE/ACCESSORY CHAINS
   279,685  Hennes & Mauritz AB (B Shares)......................................................  $   19,789,882
                                                                                                  --------------
            DIVERSIFIED COMMERCIAL SERVICES
 2,852,500  Securitas AB (Series "B" Free)......................................................      35,229,641
                                                                                                  --------------
            INDUSTRIAL MACHINERY/COMPONENTS
   495,000  Assa Abloy AB (Series B)............................................................      19,805,095
                                                                                                  --------------
            LIFE INSURANCE
 2,383,960  Skandia Forsakrings AB..............................................................      30,516,405
                                                                                                  --------------
            MAJOR BANKS
 1,625,000  Nordbanken Holding AB...............................................................       9,783,867
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
 1,174,094  Astra AB (B Shares).................................................................      18,503,347
   528,956  Astra AB (Series "A" Free)..........................................................       8,608,379
                                                                                                  --------------
                                                                                                      27,111,726
                                                                                                  --------------
            MOTOR VEHICLES
   963,893  Volvo AB (B Shares).................................................................      20,894,889
                                                                                                  --------------
            TELECOMMUNICATION EQUIPMENT
   595,000  Ericsson (L.M.) Telephone Co. AB (Series "B" Free)..................................      13,472,276
                                                                                                  --------------

            TOTAL SWEDEN........................................................................     176,603,781
                                                                                                  --------------

            SWITZERLAND (9.5%)
            MAJOR BANKS
    71,000  Credit Suisse Group.................................................................      10,932,163
   130,000  UBS AG*.............................................................................      35,707,948
                                                                                                  --------------
                                                                                                      46,640,111
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
    21,581  Novartis AG.........................................................................      38,933,560
     6,000  Novartis AG - Bearer................................................................      10,815,527
     2,713  Roche Holdings AG...................................................................      31,693,456
                                                                                                  --------------
                                                                                                      81,442,543
                                                                                                  --------------
            PACKAGED FOODS
    22,792  Nestle S.A..........................................................................      48,533,057
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            TOBACCO
    17,010  Compagnie Financiere Richemont AG (Series A)........................................  $   22,638,078
                                                                                                  --------------
            TOTAL SWITZERLAND...................................................................     199,253,789
                                                                                                  --------------

            UNITED KINGDOM (29.4%)
            AEROSPACE
 1,838,128  British Aerospace PLC...............................................................      13,685,552
 3,550,000  Rolls-Royce PLC.....................................................................      13,111,481
   544,060  Smiths Industries PLC...............................................................       7,290,404
                                                                                                  --------------
                                                                                                      34,087,437
                                                                                                  --------------
            AIRLINES
   699,830  British Airways PLC.................................................................       5,087,414
                                                                                                  --------------
            ALCOHOLIC BEVERAGES
   573,000  Bass PLC............................................................................       6,958,369
   924,828  Diageo PLC..........................................................................       9,991,611
                                                                                                  --------------
                                                                                                      16,949,980
                                                                                                  --------------
            AUTO PARTS: O.E.M.
 1,835,910  BBA Group PLC.......................................................................      11,439,555
                                                                                                  --------------
            BOOKS/MAGAZINE
   399,000  EMAP PLC............................................................................       6,816,915
   874,000  Reed International PLC..............................................................       7,400,267
                                                                                                  --------------
                                                                                                      14,217,182
                                                                                                  --------------
            BROADCASTING
   979,000  Granada Group PLC...................................................................      14,766,624
                                                                                                  --------------
            BUILDING MATERIALS
 1,626,000  Blue Circle Industries PLC..........................................................       8,878,773
                                                                                                  --------------
            CATALOG/SPECIALTY DISTRIBUTION
   949,000  Great Universal Stores PLC..........................................................      10,205,071
                                                                                                  --------------
            CELLULAR TELEPHONE
   820,000  Vodafone Group PLC..................................................................      10,988,000
                                                                                                  --------------
            E.D.P. SERVICES
 1,496,360  SEMA Group PLC......................................................................      12,130,991
                                                                                                  --------------
            ELECTRICAL PRODUCTS
 1,494,000  General Electric Co. PLC............................................................      11,949,199
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
   112,975  Atkins (WS) PLC.....................................................................       1,135,399
 1,481,818  BICC Group (The) PLC................................................................       1,290,663
                                                                                                  --------------
                                                                                                       2,426,062
                                                                                                  --------------

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            FINANCIAL PUBLISHING/SERVICES
   718,243  Reuters Group PLC...................................................................  $    7,398,801
                                                                                                  --------------
            FOOD CHAINS
 2,211,000  Morrison (W.M.) Supermarkets PLC....................................................       9,943,696
                                                                                                  --------------
            FOODS & BEVERAGES
   950,000  Associated British Foods PLC........................................................       8,911,000
   836,000  Tate & Lyle PLC.....................................................................       4,901,050
 1,244,000  Unilever PLC........................................................................      12,502,200
                                                                                                  --------------
                                                                                                      26,314,250
                                                                                                  --------------
            HEALTHCARE
 4,008,000  London International Group PLC......................................................      13,695,336
                                                                                                  --------------
            INSURANCE
   605,710  Allied Zurich PLC*..................................................................       7,243,989
 1,526,246  Royal & Sun Alliance Insurance Group PLC............................................      13,983,847
                                                                                                  --------------
                                                                                                      21,227,836
                                                                                                  --------------
            INTEGRATED OIL COMPANIES
 2,781,128  British Petroleum Co. PLC...........................................................      40,854,075
                                                                                                  --------------
            LIFE INSURANCE
 1,097,800  Prudential Corp. PLC................................................................      14,287,593
                                                                                                  --------------
            MAJOR BANKS
 1,365,000  Abbey National PLC..................................................................      26,567,677
   904,000  Barclays PLC........................................................................      19,487,754
   492,324  HSBC Holdings PLC...................................................................      11,544,998
   925,000  Lloyds TSB Group PLC................................................................      11,426,641
 1,312,000  Standard Chartered PLC..............................................................      14,119,580
                                                                                                  --------------
                                                                                                      83,146,650
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
 1,529,325  Glaxo Wellcome PLC..................................................................      47,543,656
 2,100,323  SmithKline Beecham PLC..............................................................      26,279,766
                                                                                                  --------------
                                                                                                      73,823,422
                                                                                                  --------------
            MOVIES/ENTERTAINMENT
   761,274  Flextech PLC*.......................................................................       7,140,750
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
 2,020,000  Tomkins PLC.........................................................................       9,355,378
                                                                                                  --------------
            NEWSPAPERS
   911,000  United News & Media PLC.............................................................      10,086,364
                                                                                                  --------------
            OIL & GAS PRODUCTION
 3,630,000  Lasmo PLC...........................................................................      10,336,425
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            OIL/GAS TRANSMISSION
 2,669,097  BG PLC..............................................................................  $   17,502,937
                                                                                                  --------------
            OTHER SPECIALTY STORES
 1,432,000  Kingfisher PLC......................................................................      12,580,657
                                                                                                  --------------
            RAILROADS
   401,434  Railtrack Group PLC.................................................................      10,792,051
                                                                                                  --------------
            REAL ESTATE
 1,000,000  Hammerson PLC.......................................................................       6,088,526
                                                                                                  --------------
            TELECOMMUNICATIONS
 3,388,000  British Telecommunications PLC......................................................      43,810,228
   757,000  Cable & Wireless PLC................................................................       8,495,433
 2,609,057  TeleWest Communications PLC*........................................................       6,118,239
                                                                                                  --------------
                                                                                                      58,423,900
                                                                                                  --------------
            UTILITIES - ELECTRIC
 1,093,000  British Energy PLC..................................................................      10,691,726
   753,222  National Power PLC..................................................................       6,547,947
                                                                                                  --------------
                                                                                                      17,239,673
                                                                                                  --------------
            WIRELESS COMMUNICATION
 1,776,330  Securicor PLC.......................................................................      13,151,059
                                                                                                  --------------

            TOTAL UNITED KINGDOM................................................................     616,515,667
                                                                                                  --------------

            TOTAL COMMON AND PREFERRED STOCKS
            (IDENTIFIED COST
            $1,639,050,360).....................................................................   2,042,634,370
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (2.6%)
           COMMERCIAL PAPER
$ 55,000   Ford Motor Credit Co. 5.51% due 11/02/98 (AMORTIZED COST $54,991,582)................  $   54,991,582
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$1,694,041,942) (b)...................................................................  100.0%     2,097,625,952

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES........................................    0.0            612,831
                                                                                        ------   ---------------

NET ASSETS............................................................................  100.0%   $ 2,098,238,783
                                                                                        ------   ---------------
                                                                                        ------   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $501,479,964 and the aggregate gross unrealized depreciation is $97,895,954, resulting in net unrealized appreciation of $403,584,010.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1998:

                                          UNREALIZED
CONTRACTS TO        IN        DELIVERY   APPRECIATION
  RECEIVE      EXCHANGE FOR     DATE    (DEPRECIATION)
------------------------------------------------------
$ 1,579,590   GBP    943,715  11/02/98     $(1,132)
$ 1,772,081   GBP  1,055,690  11/03/98       3,800
$   845,926   GBP    504,579  11/04/98         757
                                           -------
      Net unrealized appreciation.....     $ 3,425
                                           -------
                                           -------

CURRENCY ABBREVIATION:

GBP        British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1998

                                                                                                    PERCENT OF
INDUSTRY                                                                               VALUE        NET ASSETS
--------------------------------------------------------------------------------------------------------------
Aerospace.......................................................................  $    34,087,437     1.6%
Airlines........................................................................        5,087,414     0.2
Alcoholic Beverages.............................................................       16,949,980     0.8
Apparel.........................................................................       10,826,855     0.5
Auto Parts: O.E.M...............................................................       11,439,555     0.5
Books/Magazine..................................................................       45,085,126     2.1
Broadcasting....................................................................       66,427,452     3.2
Building Materials..............................................................        8,878,773     0.4
Catalog/Specialty Distribution..................................................       10,205,071     0.5
Cellular Telephone..............................................................       10,988,000     0.5
Clothing/Shoe/Accessory Chains..................................................       19,789,882     0.9
Commercial Paper................................................................       54,991,582     2.6
Consumer Specialities...........................................................       14,614,314     0.7
Diversified Commercial Services.................................................       35,229,641     1.7
Diversified Electronic Products.................................................       28,778,862     1.4
Diversified Financial Services..................................................       35,298,967     1.7
Diversified Manufacturing.......................................................       56,706,437     2.7
E.D.P. Services.................................................................       29,988,134     1.4
Electrical Products.............................................................       39,717,649     1.9
Engineering & Construction......................................................        2,426,062     0.1
Financial Publishing/Services...................................................        7,398,801     0.4
Food Chains.....................................................................       89,977,221     4.3
Foods & Beverages...............................................................       26,314,250     1.3
Healthcare......................................................................       13,695,336     0.7
Home Furnishings................................................................        4,540,218     0.2
Hotels/Resorts..................................................................       28,436,985     1.4
Industrial Machinery/Components                                                        19,805,095     1.0
Insurance.......................................................................       21,227,836     1.0

                                                                                                    PERCENT OF
INDUSTRY                                                                               VALUE        NET ASSETS
--------------------------------------------------------------------------------------------------------------
Integrated Oil Companies........................................................  $    97,693,165     4.7%
Life Insurance..................................................................       81,272,850     3.9
Major Banks.....................................................................      292,868,909    14.0
Major Chemicals.................................................................       22,817,793     1.1
Major Pharmaceuticals...........................................................      241,161,096    11.5
Medical/Nursing Services........................................................          100,018     0.0
Motor Vehicles..................................................................       70,155,341     3.3
Movies/Entertainment............................................................        7,140,750     0.3
Multi-Line Insurance............................................................       73,247,742     3.5
Multi-Sector Companies..........................................................       45,651,207     2.2
Newspapers......................................................................       10,086,364     0.5
Oil & Gas Production............................................................       10,336,425     0.5
Oil/Gas Transmission............................................................       17,502,937     0.8
Other Specialty Stores..........................................................       12,580,657     0.6
Packaged Foods..................................................................       48,533,057     2.3
Paper...........................................................................            4,793     0.0
Railroads.......................................................................       10,792,051     0.5
Real Estate.....................................................................        6,088,526     0.3
Semiconductors..................................................................       12,873,447     0.6
Specialty Chemicals.............................................................        9,673,115     0.5
Telecommunication Equipment.....................................................       58,607,408     2.8
Telecommunications..............................................................      166,496,556     7.9
Tobacco.........................................................................       22,638,078     1.1
Utilities - Electric............................................................       17,239,673     0.8
Wireless Communication..........................................................       13,151,059     0.6
                                                                                  ---------------   -----
                                                                                  $ 2,097,625,952   100.0%
                                                                                  ---------------   -----
                                                                                  ---------------   -----

                                                                                                    PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE        NET ASSETS
--------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $ 2,031,752,607    96.9%
Preferred Stocks................................................................       10,881,763     0.5
Short-Term Investment...........................................................       54,991,582     2.6
                                                                                  ---------------   -----
                                                                                  $ 2,097,625,952   100.0%
                                                                                  ---------------   -----
                                                                                  ---------------   -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $1,694,041,942)..........................................................  $2,097,625,952
Cash........................................................................................         722,190
Receivable for:
    Capital stock sold......................................................................       6,610,592
    Investments sold........................................................................       4,194,172
    Foreign withholding taxes reclaimed.....................................................       3,314,728
    Dividends...............................................................................       1,876,296
Prepaid expenses and other assets...........................................................         164,918
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,114,508,848
                                                                                              --------------
LIABILITIES:
Payable for:
    Capital stock repurchased...............................................................      12,260,523
    Plan of distribution fee................................................................       1,881,574
    Investment management fee...............................................................       1,598,771
Accrued expenses and other payables.........................................................         529,197
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      16,270,065
                                                                                              --------------
     NET ASSETS.............................................................................  $2,098,238,783
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,491,497,683
Net unrealized appreciation.................................................................     403,819,903
Accumulated net investment loss.............................................................         (53,755)
Accumulated undistributed net realized gain.................................................     202,974,952
                                                                                              --------------
     NET ASSETS.............................................................................  $2,098,238,783
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $14,133,185
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................         726,684
     NET ASSET VALUE PER SHARE..............................................................          $19.45
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
       ASSET VALUE).........................................................................          $20.53
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $2,059,371,946
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     106,473,448
     NET ASSET VALUE PER SHARE..............................................................          $19.34
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................     $22,158,776
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       1,147,376
     NET ASSET VALUE PER SHARE..............................................................          $19.31
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................      $2,574,876
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................         130,539
     NET ASSET VALUE PER SHARE..............................................................          $19.72
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998

NET INVESTMENT INCOME:

INCOME
Dividends (net of $5,383,364 foreign withholding tax).........................................  $ 34,849,169
Interest......................................................................................     2,485,932
                                                                                                ------------

     TOTAL INCOME.............................................................................    37,335,101
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................    19,493,248
Plan of distribution fee (Class A shares).....................................................        18,999
Plan of distribution fee (Class B shares).....................................................    18,215,583
Plan of distribution fee (Class C shares).....................................................       110,728
Transfer agent fees and expenses..............................................................     2,575,055
Custodian fees................................................................................     1,547,914
Registration fees.............................................................................       286,145
Shareholder reports and notices...............................................................       224,592
Professional fees.............................................................................        64,709
Directors' fees and expenses..................................................................        22,263
Other.........................................................................................        31,078
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    42,590,314
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (5,255,213)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
    Investments...............................................................................   203,714,565
    Foreign exchange transactions.............................................................        40,043
                                                                                                ------------

     NET GAIN.................................................................................   203,754,608
                                                                                                ------------
Net change in unrealized appreciation on:
    Investments...............................................................................    39,857,376
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................        56,536
                                                                                                ------------

     NET APPRECIATION.........................................................................    39,913,912
                                                                                                ------------

     NET GAIN.................................................................................   243,668,520
                                                                                                ------------

NET INCREASE..................................................................................  $238,413,307
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED               ENDED
                                                              OCTOBER 31, 1998   OCTOBER 31, 1997*
--------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)................................   $    (5,255,213)  $       3,448,857
Net realized gain...........................................       203,754,608         163,871,393
Net change in unrealized appreciation.......................        39,913,912          95,223,361
                                                              ----------------   -----------------

     NET INCREASE...........................................       238,413,307         262,543,611
                                                              ----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................           (30,346)         --
    Class B shares..........................................       (15,068,038)         (8,287,857)
    Class C shares..........................................           (31,106)         --
    Class D shares..........................................          (374,194)         --
Net realized gain
    Class A shares..........................................          (215,076)         --
    Class B shares..........................................      (143,682,142)        (97,160,987)
    Class C shares..........................................          (276,452)         --
    Class D shares..........................................        (2,520,602)         --
                                                              ----------------   -----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................      (162,197,956)       (105,448,844)
                                                              ----------------   -----------------

Net increase from capital stock transactions................       309,793,888         327,284,817
                                                              ----------------   -----------------

     NET INCREASE...........................................       386,009,239         484,379,584

NET ASSETS:
Beginning of period.........................................     1,712,229,544       1,227,849,960
                                                              ----------------   -----------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $53,755 AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $14,361,039,
    RESPECTIVELY)...........................................   $ 2,098,238,783   $   1,712,229,544
                                                              ----------------   -----------------
                                                              ----------------   -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter European Growth Fund Inc. (the "Fund"), formerly Dean Witter European Growth Fund Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on May 31, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., or Morgan Grenfell Investment Services Limited (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% of the portion of net assets not exceeding $500 million; 0.95% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; and 0.90% of the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividends or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $35,030,919 at October 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

shares of $2,146,084 and $9,527, respectively and received $246,622 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1998 aggregated $1,101,763,696 and $948,333,706, respectively.

For the year ended October 31, 1998, the Fund incurred brokerage commissions of $119,777 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended October 31, 1998, the Fund incurred brokerage commissions of $23,934 with Deutsche Morgan Grenfell, an affiliate of the Sub Advisor.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1998 included in Directors' fees and expenses in the Statement of Operations amounted to $6,017. At October 31, 1998, the Fund had an accrued pension liability of $50,330 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to tax adjustments on passive foreign investment companies sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $690,310, paid-in-capital was charged $5,653,793 and accumulated net investment loss was credited $6,344,103.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                       FOR THE YEAR                     FOR THE YEAR
                                                                           ENDED                            ENDED
                                                                     OCTOBER 31, 1998                 OCTOBER 31, 1997*
                                                              -------------------------------   -----------------------------
                                                                 SHARES           AMOUNT           SHARES          AMOUNT
                                                              ------------   ----------------   ------------   --------------
CLASS A SHARES
Sold........................................................       972,628   $     19,445,361        102,145   $    1,884,214
Reinvestment of dividends and distributions.................        13,548            229,902        --              --
Redeemed....................................................      (360,375)        (6,702,611)        (1,262)         (23,880)
                                                              ------------   ----------------   ------------   --------------
Net increase - Class A......................................       625,801         12,972,652        100,883        1,860,334
                                                              ------------   ----------------   ------------   --------------

CLASS B SHARES
Sold........................................................    63,396,156      1,273,279,806     42,082,583      738,349,917
Reinvestment of dividends and distributions.................     8,774,632        148,905,493      6,087,300       98,796,887
Redeemed....................................................   (58,362,589)    (1,150,703,310)   (28,751,620)    (514,693,020)
                                                              ------------   ----------------   ------------   --------------
Net increase - Class B......................................    13,808,199        271,481,989     19,418,263      322,453,784
                                                              ------------   ----------------   ------------   --------------

CLASS C SHARES
Sold........................................................     2,310,164         46,726,072        168,016        3,136,766
Reinvestment of dividends and distributions.................        17,786            301,660        --              --
Redeemed....................................................    (1,337,353)       (26,487,758)       (11,237)        (210,091)
                                                              ------------   ----------------   ------------   --------------
Net increase - Class C......................................       990,597         20,539,974        156,779        2,926,675
                                                              ------------   ----------------   ------------   --------------

CLASS D SHARES
Sold........................................................     2,115,452         39,819,014          2,419           44,024
Reinvestment of dividends and distributions.................           231              3,921        --              --
Redeemed....................................................    (1,987,563)       (35,023,662)       --              --
                                                              ------------   ----------------   ------------   --------------
Net increase - Class D......................................       128,120          4,799,273          2,419           44,024
                                                              ------------   ----------------   ------------   --------------
Net increase in Fund........................................    15,552,717   $    309,793,888     19,678,344   $  327,284,817
                                                              ------------   ----------------   ------------   --------------
                                                              ------------   ----------------   ------------   --------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through October 31, 1997.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

At October 31, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At October 31, 1998, investments in securities of issuers in the United Kingdom represented 29.4% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

8. CHANGE IN SUB-ADVISOR AND INVESTMENT MANAGEMENT FEE

On August 18, 1998, the Fund's shareholders approved a new Sub-Advisory Agreement with Morgan Stanley Asset Management Inc., an affiliate of the Investment Manager and Distributor. The new Sub-Advisory Agreement will take effect on December 1, 1998. Additionally, the Investment Manager and the Fund have amended the Investment Management Agreement to reduce each tier of the annual rate paid by the Fund to the Investment Manager by 0.05%. This rate change will also take effect on December 1, 1998.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                                    FOR THE PERIOD
                                                        FOR THE YEAR ENDED OCTOBER 31                               MAY 31, 1990*
                             -----------------------------------------------------------------------------------   THROUGH OCTOBER
                             1998++        1997*++      1996      1995      1994      1993      1992      1991         31, 1990
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value, beginning
 of period.................  $ 18.43       $ 16.76     $ 14.44   $ 13.49   $ 11.86   $  8.57   $  9.22   $  9.23       $ 10.00
                             -------       -------     -------   -------   -------   -------   -------   -------       -------

Net investment income
 (loss)....................    (0.05)         0.04        0.02      0.02      0.02     (0.01)     0.01      0.05          0.05

Net realized and unrealized
 gain (loss)...............     2.69          3.02        3.03      2.00      1.84      3.30     (0.23)     0.07         (0.82)
                             -------       -------     -------   -------   -------   -------   -------   -------       -------

Total from investment
 operations................     2.64          3.06        3.05      2.02      1.86      3.29     (0.22)     0.12         (0.77)
                             -------       -------     -------   -------   -------   -------   -------   -------       -------

Less dividends and
 distributions from:
   Net investment income...    (0.16)        (0.11)      --        --        --        --        (0.03)    (0.07)      --
   Net realized gain.......    (1.57)        (1.28)      (0.73)    (1.07)    (0.23)    --        (0.40)    (0.06)      --
                             -------       -------     -------   -------   -------   -------   -------   -------       -------

Total dividends and
 distributions.............    (1.73)        (1.39)      (0.73)    (1.07)    (0.23)    --        (0.43)    (0.13)      --
                             -------       -------     -------   -------   -------   -------   -------   -------       -------

Net asset value, end of
 period....................  $ 19.34       $ 18.43     $ 16.76   $ 14.44   $ 13.49   $ 11.86   $  8.57   $  9.22       $  9.23
                             -------       -------     -------   -------   -------   -------   -------   -------       -------
                             -------       -------     -------   -------   -------   -------   -------   -------       -------

TOTAL INVESTMENT RETURN+...    15.67%        19.40%      22.27%    16.83%    15.61%    38.74%    (2.39)%    1.33%        (7.70)%(1)

RATIOS TO AVERAGE NET
ASSETS:
Expenses...................     2.10%(3)      2.06%**     2.13%     2.23%     2.27%     2.38%     2.40%     2.44%         2.45%(2)

Net investment income
 (loss)....................    (0.26)%(3)     0.22%       0.14%     0.13%     0.21%    (0.09)%    0.11%     0.51%         1.52%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions...............   $2,059        $1,707      $1,228      $868      $759      $459      $297      $316          $304

Portfolio turnover rate....       50%           44%         49%       61%       72%      120%      116%      111%           36%(1)

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
**   Restated.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                              FOR THE PERIOD
                                                                          FOR THE YEAR        JULY 28, 1997*
                                                                             ENDED               THROUGH
                                                                        OCTOBER 31, 1998     OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 18.46            $18.64
                                                                             ------            ------
Net investment income (loss)..........................................         0.08             (0.02)
Net realized and unrealized gain (loss)...............................         2.70             (0.16)
                                                                             ------            ------
Total from investment operations......................................         2.78             (0.18)
                                                                             ------            ------
Less dividends and distributions from:
   Net investment income..............................................        (0.22)            --
   Net realized gain..................................................        (1.57)            --
                                                                             ------            ------
Total dividends and distributions.....................................        (1.79)            --
                                                                             ------            ------
Net asset value, end of period........................................      $ 19.45            $18.46
                                                                             ------            ------
                                                                             ------            ------
TOTAL INVESTMENT RETURN+..............................................        16.50%            (0.97)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.44%(3)          1.48%(2)**
Net investment income (loss)..........................................         0.40%(3)         (0.33)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $14,133            $1,862
Portfolio turnover rate...............................................           50%               44%
CLASS C SHARES++
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 18.43            $18.64
                                                                             ------            ------
Net investment loss...................................................        (0.08)            (0.04)
Net realized and unrealized gain (loss)...............................         2.71             (0.17)
                                                                             ------            ------
Total from investment operations......................................         2.63             (0.21)
                                                                             ------            ------
Less dividends and distributions from:
   Net investment income..............................................        (0.18)            --
   Net realized gain..................................................        (1.57)            --
                                                                             ------            ------
Total dividends and distributions.....................................        (1.75)            --
                                                                             ------            ------
Net asset value, end of period........................................      $ 19.31            $18.43
                                                                             ------            ------
                                                                             ------            ------
TOTAL INVESTMENT RETURN+..............................................        15.57%            (1.13)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.19%(3)          2.24%(2)**
Net investment loss...................................................        (0.35)%(3)        (0.76)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $22,159            $2,889
Portfolio turnover rate...............................................           50%               44%

---------------------

 *   The date shares were first issued.
**   Restated.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR         JULY 28, 1997*
                                                                              ENDED                THROUGH
                                                                        OCTOBER 31, 1998      OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------

CLASS D SHARES++

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................       $18.47             $18.64
                                                                             ------             ------

Net investment income.................................................         0.16               0.02

Net realized and unrealized gain (loss)...............................         2.89              (0.19)
                                                                             ------             ------

Total from investment operations......................................         3.05              (0.17)
                                                                             ------             ------

Less dividends and distributions from:
   Net investment income..............................................        (0.23)             --
   Net realized gain..................................................        (1.57)             --
                                                                             ------             ------

Total dividends and distributions.....................................        (1.80)             --
                                                                             ------             ------

Net asset value, end of period........................................       $19.72             $18.47
                                                                             ------             ------
                                                                             ------             ------

TOTAL INVESTMENT RETURN+..............................................        18.12%             (0.91)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.19%(3)           1.23%(2)**

Net investment income.................................................         0.65%(3)           0.33%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $2,575             $   45

Portfolio turnover rate...............................................           50%                44%

---------------------

 *   The date shares were first issued.
**   Restated.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND
INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter European Growth Fund Inc. (the "Fund"), formerly Dean Witter European Growth Fund Inc., at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 20, 1998

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended October 31, 1998, the Fund paid to its shareholders $1.40 per share from long-term capital gains. Of this $1.40 distribution, $0.67 is taxable as 28% rate gain and $0.73 is taxable as 20% rate gain.

       In addition, the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.06 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.09 per share with respect to this election.

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.





MORGAN STANLEY
DEAN WITTER
EUROPEAN
GROWTH FUND




[GRAPHIC]





ANNUAL REPORT
OCTOBER 31, 1998